8. Debt Issue Costs - Debt Issuance Costs (Details) (USD $)	15 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Debt issue costs - net		$ 235,211
Debt issue costs	247,197
Accumulated amortization	(11,986)
Debt issue costs - net		$ 235,211